Net Investment in Direct Financing Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule of Net Investment in Direct Financing Leases

Net investment in direct financing leases is comprised of the following:

	As at December 31,
	2013	2014	2014
	RMB	RMB	US$
Total minimum lease payments to be received	396,734	312,184	50,315
Initial direct cost	3,963	3,963	639

	400,697	316,147	50,954
Unearned income	(72,416)	(41,360)	(6,666)

Net investment in direct finance leases	328,281	274,787	44,288

Current	128,814	143,853	23,185
Non-current	199,467	130,934	21,103

Total	328,281	274,787	44,288

Schedule of Future Minimum Lease Payments

The future minimum lease payments to be received from such non-cancelable direct financing leases are as follows:

	Future minimum lease payments
	RMB	US$
2015	148,264	23,896
2016	104,696	16,874
2017	60,130	9,691
2018	3,057	493
2019	—	—